Insurance Contracts - Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks (Detail) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016
On Share Holders Equity Insurance Contracts [member] | Twenty Percentage Increase In Lapse Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	€ 69	€ 47
On Share Holders Equity Insurance Contracts [member] | Twenty Percentage Decrease In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(124)	(104)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Increase In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	514	548
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Decrease In Mortality Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(1,011)	(1,039)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Increase In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(492)	(521)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Decrease In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	189	184
Insurance [member] | Twenty Percentage Increase In Lapse Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	94	36
Insurance [member] | Twenty Percentage Decrease In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	(155)	(91)
Insurance [member] | Ten Percentage Increase In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	91	153
Insurance [member] | Ten Percentage Decrease In Mortality Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	(577)	(582)
Insurance [member] | Ten Percentage Increase In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	(463)	(445)
Insurance [member] | Ten Percentage Decrease In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	€ 142	€ 127